Recently Issued and Adopted Accounting Pronouncements and Regulatory Items (Policies)	12 Months Ended
Dec. 31, 2012
Recently Issued And Adopted Accounting Pronouncements
New Accounting Guidance and Regulatory Items
Balance Sheet - Offsetting
In December 2011, the Financial Accounting Standards Board ("FASB") issued its updated guidance on balance sheet offsetting. This new standard provides guidance to determine when offsetting in the balance sheet is appropriate. The guidance is designed to enhance disclosures by requiring improved information about financial instruments and derivative instruments. The goal is to provide users of the financial statements the ability to evaluate the effect or potential effect of netting arrangements on an entity's statement of financial position. This guidance will only impact the disclosures within an entity's financial statements and notes to the financial statements and does not result in a change to the accounting treatment of financial instruments and derivative instruments. We adopted the provisions of this guidance on January 1, 2013. The new guidance is required to be adopted retrospectively. As this guidance provides only presentation requirements, the adoption of this standard did not impact the Company's results of operations, cash flows or financial position. The new required disclosures associated with this guidance have been included within Note 17 to this Exhibit 99.4.
Reclassification from Accumulated Other Comprehensive Income
In February 2013, the FASB issued its guidance requiring new disclosures for the reclassification from accumulated other comprehensive income (AOCI) to net income. This new guidance requires that we present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This guidance only impacts disclosures within our consolidated financial statements and notes to the consolidated financial statements and does not result in a change to the accounting treatment of AOCI. We are required to adopt this guidance prospectively beginning with our March 31, 2013 interim reporting on Form 10-Q.